Related Party Transactions and Balances Revenues (Expenses) from Related Party Transactions (Details) - USD ($)	3 Months Ended			6 Months Ended
	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Sep. 25, 2017	Jul. 01, 2016
Related Party Transaction [Line Items]
Revenues	$ 30,661,000		$ 14,207,000	$ 60,378,000	$ 24,218,000
Vessel operating expenses	(1,528,000)		(7,871,000)	(3,114,000)	(15,633,000)
General and administrative	(5,799,000)		(7,239,000)	(10,710,000)	(14,380,000)
Interest expense	(7,918,000)		(7,031,000)	(13,836,000)	(13,894,000)
Due to affiliates (notes 7b, 7c, 7e and 7g)	290,959,000			290,959,000		$ 163,037,000
Subordinated Debt | Two Thousand Sixteen Teekay Corporation Promissory Note [Member]
Related Party Transaction [Line Items]
Interest expense			(5,000,000)		(9,900,000)
Due to affiliates (notes 7b, 7c, 7e and 7g)								$ 200,000,000
Subordinated Debt | Brookfield Promissory Note
Related Party Transaction [Line Items]
Interest expense	(5,000,000)		0	(9,900,000)	0
Due to affiliates (notes 7b, 7c, 7e and 7g)	200,000,000			200,000,000
Accretion Expense, Related Party		$ 1,700,000	0	2,700,000	0
Unsecured Debt
Related Party Transaction [Line Items]
Interest expense	$ (1,300,000)		$ 0	$ (1,300,000)	$ 0
Brookfield
Related Party Transaction [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Liabilities, Long-term Debt							$ 163,600,000